Share Capital (Details) - USD ($)									1 Months Ended					3 Months Ended	6 Months Ended
	Aug. 03, 2023	Aug. 03, 2023	Jul. 13, 2023	Jul. 13, 2023	Jan. 12, 2023	Apr. 13, 2022	Jan. 11, 2022	Jan. 01, 2022	Aug. 09, 2023	Jun. 28, 2023	Jun. 23, 2023	Mar. 30, 2023	Mar. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Share Capital (Details) [Line Items]
Number of shares issued										50,000,000			854,219	21,031,987	51,250,000
Total outstanding common shares		185,393,404												1,853,955
Cashless Remaining Warrant Unexercised														21,031,987	51,250,000
Company issued per share (in Dollars per share)										$ 0.045					$ 0.045
Proceeds from exercise of options (in Dollars)										$ 2,250,000					$ 2,306,250
EXercise warrants issued														18,042,857
Warrants price (in Dollars per share)														$ 0.23	$ 0.23
Gross proceeds (in Dollars)							$ 20,013,043								$ 3,608,571
Sale to public share units														7,215,652	7,215,652
Public shares per unit (in Dollars per share)														$ 2.3	$ 2.3
Exercisable per share (in Dollars per share)														$ 2.3	$ 2.3
Exercisable term														5 years	5 years
Gross proceeds (in Dollars)														$ 10,936,974	$ 2,306,250
Unit warrants (in Dollars)														$ 5,395,878	$ 5,395,878
Shares issued pre-funded units														1,480,000	1,480,000
Pre-funded per unit (in Dollars per share)														$ 2.29	$ 2.29
Value, per share (in Dollars per share)														0.01	0.01
Exercise price per share (in Dollars per share)														$ 2.3	$ 2.3	$ 0.23
Warrant term years														5 years	5 years
Issued pre-funded units (in Dollars)														$ 2,560,400	$ 2,560,400
Minimal exercise price (in Dollars per share)														$ 0.01	$ 0.01
Over-allotment option per share (in Dollars per share)														$ 0.0097	$ 0.0097
Proceeds received on warrants (in Dollars)														$ 13,043	$ 13,043
Fair value loss (in Dollars)														$ 962,350	$ 962,350
Initial stock price (in Dollars per share)							$ 1.73
Strike rate (in Dollars per share)							$ 2.53
Dividend yield percentage							0.00%
Volatility percentage							60.00%
Risk free rate							0.50%
Shares reserved percentage														15.00%	15.00%
Stock discount rate														25.00%	25.00%
Stock option issued						795,000		20,000
Stock option exercise price (in Dollars per share)						$ 1.1		$ 4
Fair value granted (in Dollars)						$ 678,520		$ 54,480						$ 54,480
Fair value options (in Dollars)						$ 0.8535		$ 2.724						$ 2.724
RSU's transactions description														On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share. ● On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.03/share.	●On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share. ● On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.03/share. On April 13, 2022, the Company granted 240,000 RSU’s to consultants that vest immediately. On the date of granting, the fair value and the stock price was $1.10/share. On April 13, 2022, the Company granted 585,000 RSU’s to employees of the Company that vest quarterly over 12 periods with the first vesting of 48,750 RSU’s occurring on the date of the granted and another 48,750 RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value and the stock price was $1.10/share.
Agents options, description														●The Company issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 52,500 agent’s options with a fair value of $61,950 with an exercise price of $2.30.	●The Company issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 52,500 agent’s options with a fair value of $61,950 with an exercise price of $2.30.
Share issued														18,042,857	18,042,857
Warrants issued														18,042,857	18,042,857
Exercise warrants					18,042,857							18,042,857		18,042,857
Cashless warrants exercised														17,116,987	21,031,857
Transactions during the year, description														●128,386 share purchase warrant expired in 2022. ● On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exercisable at $2.30 per warrant and with a term of five years.	On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exercisable at $2.30 per warrant and with a term of five years.
Fair value (in Dollars)													$ 1,002,461
Principal repayment (in Dollars)													$ 400,000
Non adjusting Events [Member]
Share Capital (Details) [Line Items]
Number of shares issued			51,450,000	51,450,000							50,000,000
Total outstanding common shares									1,853,955
Company issued per share (in Dollars per share)			$ 0.045	$ 0.045							$ 0.045
Proceeds from exercise of options (in Dollars)			$ 2,315,250	$ 2,315,250							$ 2,250,000
Reverse Stock Split Shares	185,393,404	185,393,404							185,393,404
Stock Shares Converted	1,853,955	1,853,955
Option Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued														62,911,417	133,943,404	44,868,560
Number of shares outstanding														62,911,417	133,943,404	44,868,560
Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued														18,042,857
Proceeds from exercise of options (in Dollars)														$ 3,608,571
Pre-Funded Units [member]
Share Capital (Details) [Line Items]
Warrant term years														5 years	5 years
Pre-funded warrants issued (in Dollars)														$ 1,106,747	$ 1,106,747
Over-Allotment Option [Member]
Share Capital (Details) [Line Items]
Warrant term years														5 years	5 years
Additional warrants purchased														1,304,347	1,304,347
Warrants to purchase shares														1,304,347	1,304,347
Common shares exercisable per share (in Dollars per share)														$ 2.3	$ 2.3
Option warrant exercisable term description														Each Option Warrant is exercisable immediately and has a term of five years from the issue date.	Each Option Warrant is exercisable immediately and has a term of five years from the issue date.
Option warrants issued (in Dollars)														$ 975,393	$ 975,393
Market price per share (in Dollars per share)														$ 1.73	$ 1.73
Initial stock price (in Dollars per share)														1.73	1.73
Strike rate (in Dollars per share)														$ 2.3	$ 2.3
Dividend yield percentage														0.00%	0.00%
Volatility percentage														60.00%	60.00%
Risk free rate														0.50%	0.50%
Placement Agent Warrants [member]
Share Capital (Details) [Line Items]
Exercisable term							5 years
Warrant term years							5 years
Warrants issued														434,783	434,783
Exercise price per share (in Dollars per share)														$ 2.53	$ 2.53
Fair value of placement agent warrants (in Dollars)							$ 307,189
Common share transactions, description														The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.	The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.
Stock Options [member]
Share Capital (Details) [Line Items]
Option warrant exercisable term description														Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.	Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.
Warrants Liability [Member]
Share Capital (Details) [Line Items]
Gross proceeds (in Dollars)															$ 10,936,974
Warrants [Member]
Share Capital (Details) [Line Items]
Warrants price (in Dollars per share)														$ 0.23	$ 0.23
Cashless warrants exercised															21,031,857
Common Share Transactions [Member] | Option Warrants [Member]
Share Capital (Details) [Line Items]
Number of shares issued														18,042,857
ClearRF Acquisition [Member]
Share Capital (Details) [Line Items]
Number of shares issued													155,000
Value, per share (in Dollars per share)													$ 1.1
Shares issued to vendor													138,958
Fair value amount (in Dollars)													$ 190,094
Fair value (in Dollars)													$ 170,500